Short-Term Loan	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Notes to Financial Statements
Short-Term Loan

On December 18, 2013, the Company entered into a loan agreement in which the note holder agreed to provide a loan to the Company in the principal amount of up to $35,000. The loan is unsecured, bears interest at 11% per annum and is payable on September 30, 2014. As at July 31, 2014, the note holder has provided the full $35,000 to the Company, and interest of $2,275 has been accrued.

On December 18, 2013, the Company entered into a loan agreement in which the note holder agreed to provide a loan to the Company in the principal amount of up to $35,000. The loan is unsecured, bears interest at 11% per annum and is payable on September 30, 2014. As at April 30, 2014, the note holder has provided the full $35,000 to the Company and interest of $1,305 has been accrued.